RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Offices expenses	$ 151	$ 106
Description of agreement term	Company signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026
Option for proceeds	$ 1,824
undiscounted commitment	343
HDSI
Statement [Line Items]
Annual salary	$ 2,800
Key Management Personnel
Statement [Line Items]
Number of options exercised	3,717,000
Exercise price | $ / shares	$ 0.49
Weighted average market price on exercise | $ / shares	$ 0.73